Comparative Figures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Borrowings under committed credit facilities	$ 5,666	$ 6,461
Repayments under credit facilities	5,523	7,480
Net change in short-term borrowings	$ 38	(192)
Correction
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net repayments and borrowings under committed credit facilities		(365)
Borrowings under committed credit facilities		4,376
Repayments under credit facilities		5,441
Net change in short-term borrowings		$ 700